UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example- continued

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Treasury
Daily Money Class
Actual	$ 1,000.00	$ 1,008.10	$ 3.49
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,006.80	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Advisor B Class
Actual	$ 1,000.00	$ 1,004.30	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
Advisor C Class
Actual	$ 1,000.00	$ 1,004.30	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,017.60	$ 7.25
Prime
Daily Money Class
Actual	$ 1,000.00	$ 1,008.70	$ 3.49
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,007.40	$ 4.73
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Tax-Exempt
Daily Money Class
Actual	$ 1,000.00	$ 1,006.10	$ 3.48
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves Class
Actual	$ 1,000.00	$ 1,004.90	$ 4.72
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,007.40	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Treasury
Daily Money Class	.70%
Capital Reserves Class	.95%
Advisor B Class	1.45%
Advisor C Class	1.45%
Prime
Daily Money Class	.70%
Capital Reserves Class	.95%
Tax-Exempt
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

Semiannual Report

Treasury Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/05	% of fund's investments 10/31/04	% of fund's investments 4/30/04
0 - 30	98.8	83.4	66.7
31 - 90	0.0	0.0	6.3
91 - 180	1.2	16.6	9.0
181 - 397	0.0	0.0	18.0
Weighted Average Maturity
	4/30/05	10/31/04	4/30/04
Treasury Fund	5 Days	30 Days	55 Days
All Taxable Money Market Funds Average*	36 Days	41 Days	56 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
U.S. Treasury Obligations 3.6%	U.S. Treasury Obligations 32.0%
Repurchase Agreements 95.5%	Repurchase Agreements 65.9%
Net Other Assets 0.9%	Net Other Assets 2.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Fund

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 3.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 1.2%
8/11/05	2.74%	$ 25,000	$ 24,809
U.S. Treasury Notes - 2.4%
5/15/05	2.69	50,000	50,076
TOTAL U.S. TREASURY OBLIGATIONS			74,885
Repurchase Agreements - 95.5%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 4/29/05 due 5/2/05 At:
2.86% (a)	$ 50,517		50,505
2.88% (a)	1,734,907		1,734,490
With:
Deutsche Bank Securities, Inc. At 2.63%, dated 2/11/05 due 5/3/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $253,360,201, 0%, 5/15/07 - 2/15/27)	100,592		100,000
Morgan Stanley & Co., Inc. At 2.68%, dated 4/15/05 due 5/2/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $98,931,067, 2%, 1/15/14)	100,127		100,000
TOTAL REPURCHASE AGREEMENTS			1,984,995
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $2,059,880)			2,059,880
NET OTHER ASSETS - 0.9%			17,824
NET ASSETS - 100%			$ 2,077,704
Legend
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$50,505,000 due 5/2/05 at 2.86%
Banc of America Securities LLC.	$ 4,805
Barclays Capital Inc.	11,148
Credit Suisse First Boston LLC	12,493
Lehman Brothers Inc..	12,686
Morgan Stanley & Co. Incorporated.	3,844
State Street Bank and Trust Company	5,529
$ 50,505
$1,734,490,000 due 5/2/05 at 2.88%
Banc of America Securities LLC.	$ 223,659
Barclays Capital Inc.	223,659
Bear Stearns & Co. Inc.	335,489
BNP Paribas Securities Corp.	102,895
Credit Suisse First Boston LLC	111,830
Deutsche Bank Securities Inc.	279,574
J.P. Morgan Securities, Inc.	111,830
Merrill Lynch Government Securities, Inc.	269,510
Morgan Stanley & Co. Incorporated.	76,044
$ 1,734,490
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $48,000 all of which will expire on October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,984,995) (cost $ 2,059,880) - See accompanying schedule		$ 2,059,880
Receivable for fund shares sold		32,282
Interest receivable		2,539
Prepaid expenses		6
Receivable from investment adviser for expense reductions		76
Total assets		2,094,783

Liabilities
Payable for fund shares redeemed	$ 15,144
Distributions payable	388
Accrued management fee	426
Distribution fees payable	732
Other affiliated payables	367
Other payables and accrued expenses	22
Total liabilities		17,079

Net Assets		$ 2,077,704
Net Assets consist of:
Paid in capital		$ 2,077,757
Undistributed net investment income		50
Accumulated undistributed net realized gain (loss) on investments		(103)
Net Assets		$ 2,077,704
Calculation of Maximum Offering Price Daily Money: Net Asset Value, offering price and redemption price per share ($1,071,543 ÷ 1,071,696 shares)		$ 1.00

Capital Reserves: Net Asset Value, offering price and redemption price per share ($762,737 ÷ 762,605 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($135,960 ÷ 135,976 shares)A		$ 1.00
Advisor C Class: Net Asset Value and offering price per share ($107,464 ÷ 107,467 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 22,748

Expenses
Management fee	$ 2,465
Transfer agent fees	1,973
Distribution fees	4,234
Accounting fees and expenses	102
Independent trustees' compensation	5
Custodian fees and expenses	4
Registration fees	179
Audit	26
Legal	3
Miscellaneous	7
Total expenses before reductions	8,998
Expense reductions	(388)	8,610
Net investment income		14,138
Net realized gain (loss) on investment securities		(28)
Net increase in net assets resulting from operations		$ 14,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,138	$ 8,059
Net realized gain (loss)	(28)	(53)
Net increase in net assets resulting from operations	14,110	8,006
Distributions to shareholders from net investment income	(14,130)	(8,067)
Share transactions - net increase (decrease)	116,068	(379,771)
Total increase (decrease) in net assets	116,048	(379,832)

Net Assets
Beginning of period	1,961,656	2,341,488
End of period (including undistributed net investment income of $50 and undistributed net investment income of $42, respectively)	$ 2,077,704	$ 1,961,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.005	.005	.013	.041	.053
Distributions from net investment income	(.008)	(.005)	(.005)	(.013)	(.041)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.81%	.51%	.55%	1.28%	4.19%	5.48%
Ratios to Average Net AssetsD
Expenses before expense reductions	.73%A	.75%	.75%	.73%	.77%	.75%
Expenses net of voluntary waivers, if any	.70%A	.70%	.70%	.70%	.70%	.69%
Expenses net of all reductions	.70%A	.70%	.70%	.70%	.70%	.69%
Net investment income	1.62%A	.50%	.56%	1.27%	4.08%	5.32%
Supplemental Data
Net assets, end of period (in millions)	$ 1,072	$ 1,010	$ 1,151	$ 1,373	$ 1,452	$ 1,250

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.003	.003	.010	.039	.051
Distributions from net investment income	(.007)	(.003)	(.003)	(.010)	(.039)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.68%	.26%	.31%	1.03%	3.93%	5.22%
Ratios to Average Net AssetsD
Expenses before expense reductions	.99%A	.99%	1.00%	.98%	1.02%	1.00%
Expenses net of voluntary waivers, if any	.95%A	.95%	.94%	.95%	.95%	.94%
Expenses net of all reductions	.95%A	.95%	.94%	.95%	.95%	.94%
Net investment income	1.37%A	.25%	.31%	1.04%	3.83%	5.12%
Supplemental Data
Net assets, end of period (in millions)	$ 763	$ 674	$ 852	$ 946	$ 1,159	$ 1,175

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.001	.001	.005	.034	.046
Distributions from net investment income	(.004)	(.001)	(.001)	(.005)	(.034)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.43%	.12%	.11%	.53%	3.42%	4.69%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.50%A	1.49%	1.50%	1.48%	1.51%	1.50%
Expenses net of voluntary waivers, if any	1.45%A	1.07%	1.15%	1.45%	1.45%	1.44%
Expenses net of all reductions	1.45%A	1.07%	1.15%	1.45%	1.45%	1.44%
Net investment income	.87%A	.12%	.12%	.52%	3.11%	4.56%
Supplemental Data
Net assets, end of period (in millions)	$ 136	$ 161	$ 229	$ 301	$ 238	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.001	.001	.005	.034	.046
Distributions from net investment income	(.004)	(.001)	(.001)	(.005)	(.034)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	.43%	.12%	.11%	.52%	3.42%	4.69%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.50%A	1.50%	1.50%	1.48%	1.51%	1.51%
Expenses net of voluntary waivers, if any	1.45%A	1.10%	1.15%	1.45%	1.45%	1.44%
Expenses net of all reductions	1.45%A	1.10%	1.15%	1.45%	1.45%	1.44%
Net investment income	.87%A	.10%	.12%	.50%	3.22%	4.62%
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 117	$ 110	$ 148	$ 107	$ 69

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/05	% of fund's investments 10/31/04	% of fund's investments 4/30/04
0 - 30	61.5	59.1	61.6
31 - 90	29.1	25.3	16.8
91 - 180	8.5	14.7	11.8
181 - 397	0.9	0.9	9.8
Weighted Average Maturity
	4/30/05	10/31/04	4/30/04
Prime Fund	34 Days	41 Days	54 Days
All Taxable Money Market Funds AverageA	36 Days	41 Days	56 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *	As of October 31, 2004 **
Commercial Paper 17.9%	Commercial Paper 27.5%
Bank CDs, BAs, TDs, and Notes 57.3%	Bank CDs, BAs, TDs, and Notes 48.6%
Government Securities 0.6%	Government Securities 3.4%
Repurchase Agreements 24.9%	Repurchase Agreements 20.9%
Net Other Assets(dagger) (0.7)%	Net Other Assets(dagger) (0.4)%

* Foreign investments	33.8%	** Foreign investments	30.9%
(dagger) Net Other Assets are not included in the pie chart.

A Source: iMoneyNet, Inc.

Semiannual Report

Prime Fund

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 32.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 3.1%
Washington Mutual Bank, California
5/3/05	2.69%	$ 95,000	$ 95,000
5/6/05	2.55	50,000	50,000
6/13/05	2.70	65,000	65,000
6/27/05	3.03	50,000	50,000
8/9/05	3.20	30,000	30,000
8/18/05	3.17	60,000	60,000
			350,000
London Branch, Eurodollar, Foreign Banks - 10.3%
Barclays Bank PLC
7/18/05	3.09	140,000	140,000
7/21/05	3.10	40,000	40,000
Calyon
5/17/05	2.60	50,000	50,000
Credit Industriel et Commercial
6/9/05	2.82	50,000	50,000
6/14/05	2.83	50,000	50,000
6/17/05	2.85	50,000	50,000
8/1/05	3.03	75,000	75,000
8/3/05	3.05	45,000	45,000
8/8/05	3.08	50,000	50,000
8/11/05	3.09	110,000	110,000
Deutsche Bank AG
5/3/05	2.82	100,000	100,000
Landesbank Hessen-Thuringen
5/3/05	2.67	25,000	25,000
5/3/05	2.68	145,000	145,000
Norddeutsche Landesbank Girozentrale
5/3/05	2.76	65,000	65,000
5/6/05	2.83	25,000	24,995
Societe Generale
5/20/05	2.61	50,000	50,000
12/22/05	3.00	25,000	25,000
Unicredito Italiano Spa
7/21/05	3.10	100,000	100,001
			1,194,996
New York Branch, Yankee Dollar, Foreign Banks - 19.3%
Banco Bilbao Vizcaya Argentaria SA
6/1/05	2.85 (b)	15,000	15,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Tokyo-Mitsubishi Ltd.
5/3/05	2.70%	$ 115,000	$ 115,000
8/9/05	3.18	155,000	155,000
Barclays Bank PLC
5/25/05	2.95 (b)	30,000	29,999
6/30/05	3.03	75,000	75,000
BNP Paribas SA
5/3/05	2.71	15,000	15,000
5/23/05	2.92 (b)	120,000	119,991
7/1/05	2.80	110,000	110,000
7/1/05	2.83	75,000	75,000
Calyon
5/13/05	2.86 (b)	60,000	59,996
6/30/05	3.04	85,000	85,000
Canadian Imperial Bank of Commerce
5/16/05	3.01 (b)	85,000	85,000
5/31/05	3.00 (b)	50,000	49,999
DEPFA BANK PLC
7/1/05	3.04	55,000	55,000
Deutsche Bank AG
6/3/05	2.89 (b)	75,000	75,000
Dexia Credit Local de France
5/18/05	2.81	80,000	80,000
Dresdner Bank AG
7/18/05	2.86	25,000	25,000
Eurohypo AG
6/27/05	3.05	15,000	15,000
HBOS Treasury Services PLC
5/3/05	2.83 (b)	100,000	100,000
6/6/05	2.89 (b)	150,000	150,000
Landesbank Baden-Wuerttemberg
5/25/05	2.80 (b)	90,000	89,998
5/31/05	2.81 (b)	10,000	9,999
Mizuho Corporate Bank Ltd.
5/6/05	2.75	50,000	50,000
Royal Bank of Scotland PLC
5/16/05	2.88 (b)	100,000	99,996
6/17/05	2.94 (b)	90,000	89,995
Societe Generale
5/18/05	2.90 (b)	95,000	94,995
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
UBS AG
7/5/05	3.03% (b)	$ 128,000	$ 127,989
Unicredito Italiano Spa
5/12/05	2.72 (b)	20,000	19,998
6/21/05	2.98 (b)	50,000	49,997
7/14/05	3.07 (b)	50,000	49,997
7/27/05	3.11 (b)	65,000	64,995
			2,237,944
TOTAL CERTIFICATES OF DEPOSIT			3,782,940
Commercial Paper - 17.9%

Aspen Funding Corp.
5/3/05	2.75	70,000	69,989
Bank of America Corp.
8/5/05	3.13	105,000	104,135
Bank of Ireland
5/24/05	2.55	50,000	49,920
Beta Finance, Inc.
5/25/05	2.86 (a)	14,000	13,973
5/27/05	2.86 (a)	10,000	9,979
Capital One Multi-Asset Execution Trust
7/5/05	3.07	30,000	29,835
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/2/05	2.84	24,000	23,998
5/3/05	2.82	25,000	24,996
7/5/05	3.05	30,000	29,836
Citicorp
5/2/05	2.84	50,000	49,996
Clipper Receivables LLC
7/20/05	3.14	25,000	24,827
7/21/05	3.10	20,000	19,861
Dexia Delaware LLC
5/24/05	2.55	25,000	24,960
Emerald (MBNA Credit Card Master Note Trust)
5/10/05	2.75	25,000	24,983
5/10/05	2.78	60,000	59,959
5/11/05	2.82	23,500	23,482
5/17/05	2.82	30,000	29,963
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Emerald (MBNA Credit Card Master Note Trust) - continued
6/21/05	3.05%	$ 39,000	$ 38,833
Eurohypo AG
6/30/05	3.05	35,000	34,823
6/30/05	3.06	25,000	24,873
FCAR Owner Trust
6/15/05	2.85	50,000	49,824
9/15/05	3.29	53,000	52,347
10/4/05	3.35	5,000	4,929
General Electric Capital Corp.
9/6/05	3.17	50,000	49,445
Grampian Funding LLC
6/22/05	2.87	100,000	99,590
9/9/05	3.20	90,000	88,968
International Lease Financial Corp.
7/7/05	3.08	15,000	14,915
7/18/05	3.10	5,000	4,967
Jupiter Securitization Corp.
6/10/05	2.66	25,000	24,927
Motown Notes Program
5/3/05	2.71	25,000	24,996
5/4/05	2.71	25,000	24,994
5/10/05	2.75	40,000	39,973
5/18/05	2.82	28,000	27,963
6/3/05	3.00	20,000	19,945
6/16/05	3.02	25,000	24,904
6/20/05	3.02	25,000	24,896
7/5/05	3.09	5,000	4,972
7/12/05	3.10	15,000	14,908
7/13/05	3.09	36,000	35,776
7/13/05	3.11	25,000	24,843
7/19/05	3.10	30,000	29,797
7/25/05	3.18	30,000	29,777
Newcastle (Discover Card Master Trust)
5/2/05	2.71	15,000	14,999
6/8/05	2.94	60,000	59,815
6/14/05	3.02	5,000	4,982
6/22/05	3.07	31,000	30,863
Newport Funding Corp.
9/19/05	3.24	50,000	49,375
Park Granada LLC
5/2/05	3.00	140,000	139,988
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Park Granada LLC - continued
5/3/05	2.84%	$ 10,000	$ 9,998
6/24/05	3.07	35,000	34,840
6/29/05	3.03	45,000	44,778
6/29/05	3.06	30,000	29,851
Santander Finance, Inc.
5/20/05	2.50	30,000	29,961
6/8/05	2.62	50,000	49,863
SBC Communications, Inc.
6/1/05	2.96	34,000	33,914
6/6/05	2.98	14,000	13,959
6/7/05	3.01	19,000	18,942
6/8/05	3.01	5,000	4,984
6/20/05	3.07	20,000	19,915
Scaldis Capital LLC
7/15/05	3.09	30,000	29,808
Toyota Motor Credit Corp.
9/7/05	3.18	19,000	18,787
TOTAL COMMERCIAL PAPER			2,070,499
Federal Agencies - 0.6%

Fannie Mae - 0.6%
Agency Coupons - 0.6%
5/3/05	1.38	25,000	25,000
5/13/05	1.58	50,000	50,000
			75,000
Master Notes - 3.2%

Bear Stearns Companies, Inc.
9/12/05	3.34 (e)	48,000	48,000
Goldman Sachs Group, Inc.
5/6/05	2.92 (b)(e)	32,000	32,000
5/11/05	2.82 (b)(e)	133,000	133,000
5/11/05	2.96 (b)(e)	7,000	7,000
5/16/05	3.00 (b)(e)	69,000	69,000
1/9/06	3.69 (e)	80,000	80,000
TOTAL MASTER NOTES			369,000
Medium-Term Notes - 18.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Allstate Life Global Funding II
5/9/05	2.91% (a)(b)	$ 10,000	$ 10,000
5/16/05	2.94 (a)(b)	10,000	10,000
5/16/05	2.98 (a)(b)	10,000	10,000
American Express Credit Corp.
5/5/05	2.95 (b)	50,000	50,004
ASIF Global Financing XXX
5/23/05	3.01 (a)(b)	55,000	55,000
Bank One NA, Chicago
6/24/05	3.06 (b)	30,000	30,002
Bayerische Landesbank Girozentrale
5/19/05	2.82 (b)	90,000	90,000
BMW U.S. Capital LLC
5/16/05	2.92 (b)	17,000	17,000
Descartes Funding Trust
5/16/05	2.95 (b)	20,000	20,000
First Tennessee Bank NA, Memphis
5/5/05	2.74 (b)	60,000	60,000
6/1/05	2.91 (b)	30,000	30,001
GE Capital Assurance Co.
5/1/05	2.94 (b)(e)	20,000	20,000
5/1/05	2.98 (b)(e)	25,000	25,000
General Electric Capital Corp.
5/9/05	2.88 (b)	140,000	140,000
5/9/05	3.01 (b)	93,500	93,528
5/17/05	3.07 (b)	100,000	100,024
Hartford Life Global Funding Trust
5/16/05	2.94 (b)	40,000	40,000
HBOS Treasury Services PLC
5/20/05	2.90 (a)(b)	10,000	10,004
6/24/05	3.08 (b)	85,000	85,000
Household Finance Corp.
5/18/05	2.92 (b)	40,000	40,016
6/16/05	3.12 (b)	15,000	15,003
HSBC Finance Corp.
5/24/05	3.01 (b)	45,000	45,000
Metropolitan Life Insurance Co.
5/6/05	2.86 (a)(b)	32,148	32,148
Morgan Stanley
5/2/05	3.02 (b)	14,000	14,000
5/4/05	2.90 (b)	20,000	20,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley - continued
5/16/05	2.95% (b)	$ 33,000	$ 33,000
5/16/05	3.07 (b)	31,500	31,514
5/27/05	3.08 (b)	57,000	57,002
National City Bank
6/1/05	2.83 (b)	75,000	74,998
Pacific Life Global Funding
5/4/05	2.86 (a)(b)	22,500	22,500
5/13/05	2.92 (b)	5,000	5,000
RACERS
5/23/05	3.00 (a)(b)	95,000	95,000
Royal Bank of Canada
5/10/05	2.93 (b)	10,000	10,000
Royal Bank of Scotland PLC
5/23/05	2.97 (a)(b)	100,000	100,000
SBC Communications, Inc.
6/5/05	2.39 (a)	25,000	25,040
SLM Corp.
5/2/05	2.89 (a)(b)	50,000	50,000
Travelers Insurance Co.
7/1/05	3.20 (b)(e)	25,000	25,000
Verizon Global Funding Corp.
6/15/05	3.12 (b)	100,000	100,000
Washington Mutual Bank, California
7/27/05	3.16 (b)	95,000	95,000
8/4/05	3.19 (b)	55,000	55,000
Wells Fargo & Co.
5/3/05	2.92 (b)	35,000	35,000
5/16/05	2.92 (b)	100,000	100,000
WestLB AG
5/10/05	2.92 (a)(b)	49,000	49,000
6/30/05	3.09 (a)(b)	53,000	53,000
Westpac Banking Corp.
6/13/05	2.99 (b)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			2,097,784
Short-Term Notes - 2.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Hartford Life Insurance Co.
6/1/05	3.06% (b)(e)	$ 20,000	$ 20,000
Jackson National Life Insurance Co.
7/1/05	3.24 (b)(e)	25,000	25,000
Metropolitan Life Insurance Co.
5/2/05	2.90 (b)(e)	10,000	10,000
5/31/05	3.13 (a)(b)	15,000	15,000
7/1/05	3.29 (b)(e)	35,000	35,000
Monumental Life Insurance Co.
5/1/05	3.00 (b)(e)	18,000	18,000
5/1/05	3.03 (b)(e)	20,000	20,000
New York Life Insurance Co.
7/1/05	3.23 (b)(e)	75,000	75,000
Pacific Life Insurance Co.
6/10/05	3.13 (b)(e)	15,000	15,000
Transamerica Occidental Life Insurance Co.
5/1/05	2.91 (b)(e)	40,000	40,000
Travelers Insurance Co.
5/17/05	2.92 (b)(e)	15,000	15,000
5/20/05	2.95 (b)(e)	5,000	5,000
TOTAL SHORT-TERM NOTES			293,000
Municipal Securities - 0.8%

California Gen. Oblig. Series 2003 B3, 3.04%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	25,200		25,200
Chicago Wastewtr. Transmission Rev. Series 2004 A, 3.05% (MBIA Insured), VRDN (b)	20,815		20,815
New York State Dorm. Auth. Revs. (Mental Health Svcs. Facilities Impt. Proj.) Series F2C, 3.04% (FSA Insured), VRDN (b)	15,430		15,430
New York Transitional Fin. Auth. Rev. Series 2003 2C, 3.04% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	14,400		14,400
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 3.06%, LOC Wachovia Bank NA, VRDN (b)(c)	20,000		20,000
TOTAL MUNICIPAL SECURITIES			95,845
Repurchase Agreements - 24.9%
	Maturity Amount (000s)		Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 4/29/05 due 5/2/05 At:
2.97%	$ 51,151		$ 51,138
2.98%	880,888		880,669
With:
Banc of America Securities LLC At 3.05%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $489,825,856, 3.21% - 7%, 11/18/08 - 1/25/45)	347,088		347,000
Barclays Capital, Inc. At 3.05%, dated 4/29/05 due 5/2/05 (Collateralized by Corporate Obligations with principal amounts of $303,508,203, 0% - 9.98%, 5/31/05 - 2/15/47)	290,074		290,000
Citigroup Global Markets, Inc. At 3.1%, dated 4/29/05 due 5/2/05 (Collateralized by Corporate Obligations with principal amounts of $1,070,771,523, 0% - 14%, 6/15/05 - 10/25/43)	577,149		577,000
Goldman Sachs & Co. At:
3.1%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $20,269,593, 4.2% - 4.42%, 2/25/34 - 1/25/35)	15,004		15,000
3.11%, dated 3/22/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $261,264,203, 3.2% - 7%, 10/17/29 - 11/10/41) (b)(d)	191,034		190,000
3.12%, dated 3/22/05 due 5/24/05 (Collateralized by Equity Securities with market value of $52,500,060) (b)(d)	50,273		50,000
Lehman Brothers, Inc. At 3.12%, dated 4/29/05 due 5/2/05 (Collateralized by Corporate Obligations with principal amounts of $14,150,716, 1.75% - 8%, 2/1/07 - 2/18/24 and Equity Securities with market value of $498,520,403)	480,125		480,000
TOTAL REPURCHASE AGREEMENTS			2,880,807
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $11,664,875)			11,664,875
NET OTHER ASSETS - (0.7)%			(77,748)
NET ASSETS - 100%			$ 11,587,127
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $560,644,000 or 4.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $717,000,000 or 6.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 48,000
GE Capital Assurance Co.: 2.94%, 5/1/05	4/1/05	$ 20,000
2.98%, 5/1/05	7/30/04	$ 25,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 2.82%, 5/11/05	8/11/04	$ 133,000
2.92%, 5/6/05	1/6/05	$ 32,000
2.96%, 5/11/05	1/13/05	$ 7,000
3%, 5/16/05	2/14/05	$ 69,000
3.69%, 1/9/06	4/12/05	$ 80,000
Hartford Life Insurance Co. 3.06%, 6/1/05	12/16/03	$ 20,000
Jackson National Life Insurance Co. 3.24%, 7/1/05	3/31/03	$ 25,000
Metropolitan Life Insurance Co.: 2.9%, 5/2/05	2/24/03	$ 10,000
3.29%, 7/1/05	3/26/02	$ 35,000
Monumental Life Insurance Co. : 3%, 5/1/05	7/31/98 - 9/17/98	$ 18,000
3.03%, 5/1/05	3/12/99	$ 20,000
New York Life Insurance Co. 3.23%, 7/1/05	2/28/02	$ 75,000
Pacific Life Insurance Co 3.13%, 6/10/05	3/10/03	$ 15,000
Transamerica Occidental Life Insurance Co. 2.91%, 5/1/05	4/28/00	$ 40,000
Travelers Insurance Co.: 2.92%, 5/17/05	5/10/04	$ 15,000
2.95%, 5/20/05	8/19/04	$ 5,000
3.2%, 7/1/05	4/1/05	$ 25,000
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $381,000 all of which will expire on October 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,880,807) (cost $11,664,875) - See accompanying schedule		$ 11,664,875
Cash		293
Receivable for investments sold		111,950
Receivable for fund shares sold		257,584
Interest receivable		25,130
Prepaid expenses		35
Receivable from investment adviser for expense reductions		670
Other affiliated receivables		16
Total assets		12,060,553

Liabilities
Payable for investments purchased	$ 210,000
Payable for fund shares redeemed	254,300
Distributions payable	610
Accrued management fee	2,432
Distribution fees payable	3,852
Other affiliated payables	2,170
Other payables and accrued expenses	62
Total liabilities		473,426

Net Assets		$ 11,587,127
Net Assets consist of:
Paid in capital		$ 11,587,385
Undistributed net investment income		89
Accumulated undistributed net realized gain (loss) on investments		(347)
Net Assets		$ 11,587,127
Daily Money: Net Asset Value, offering price and redemption price per share ($4,834,164 ÷ 4,834,349 shares)		$ 1.00

Capital Reserves: Net Asset Value, offering price and redemption price per share ($6,752,963 ÷ 6,752,939 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 141,314

Expenses
Management fee	$ 14,563
Transfer agent fees	11,629
Distribution fees	23,005
Accounting fees and expenses	469
Independent trustees' compensation	29
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	86
Registration fees	1,788
Audit	49
Legal	16
Miscellaneous	43
Total expenses before reductions	51,678
Expense reductions	(2,861)	48,817
Net investment income		92,497
Net realized gain (loss) on investment securities		(130)
Net increase in net assets resulting from operations		$ 92,367

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 92,497	$ 51,351
Net realized gain (loss)	(130)	(381)
Net increase in net assets resulting from operations	92,367	50,970
Distributions to shareholders from net investment income	(92,474)	(51,369)
Share transactions - net increase (decrease)	(45,722)	1,944,179
Total increase (decrease) in net assets	(45,829)	1,943,780

Net Assets
Beginning of period	11,632,956	9,689,176
End of period (including undistributed net investment income of $89 and undistributed net investment income of $231, respectively)	$ 11,587,127	$ 11,632,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.006	.006	.014	.043	.056
Distributions from net investment income	(.009)	(.006)	(.006)	(.014)	(.043)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.87%	.61%	.65%	1.39%	4.42%	5.79%
Ratios to Average Net AssetsD
Expenses before expense reductions	.75%A	.73%	.73%	.72%	.74%	.76%
Expenses net of voluntary waivers, if any	.70%A	.70%	.70%	.70%	.70%	.69%
Expenses net of all reductions	.70%A	.70%	.70%	.70%	.70%	.69%
Net investment income	1.75%A	.62%	.65%	1.38%	4.28%	5.64%
Supplemental Data
Net assets, end of period (in millions)	$ 4,834	$ 4,906	$ 4,744	$ 5,151	$ 5,455	$ 4,775

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.004	.004	.011	.041	.054
Distributions from net investment income	(.007)	(.004)	(.004)	(.011)	(.041)	(.054)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.74%	.36%	.40%	1.14%	4.16%	5.53%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.00%A	.99%	.97%	.97%	.99%	1.00%
Expenses net of voluntary waivers, if any	.95%A	.95%	.95%	.95%	.95%	.94%
Expenses net of all reductions	.95%A	.95%	.95%	.95%	.95%	.94%
Net investment income	1.50%A	.37%	.40%	1.14%	4.00%	5.41%
Supplemental Data
Net assets, end of period (in millions)	$ 6,753	$ 6,727	$ 4,945	$ 4,799	$ 5,335	$ 3,892

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/05	% of fund's investments 10/31/04	% of fund's investments 4/30/04
0 - 30	90.6	91.1	77.4
31 - 90	2.7	1.9	13.6
91 - 180	4.3	0.9	6.9
181 - 397	2.4	6.1	2.1
Weighted Average Maturity
	4/30/05	10/31/04	4/30/04
Tax-Exempt Fund	20 Days	25 Days	27 Days
All Tax-Free Money Market Funds Average*	24 Days	36 Days	35 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Variable Rate Demand Notes (VRDNs) 86.3%	Variable Rate Demand Notes (VRDNs) 85.4%
Commercial Paper (including CP Mode) 5.7%	Commercial Paper (including CP Mode) 4.6%
Tender Bonds 1.4%	Tender Bonds 1.1%
Municipal Notes 2.7%	Municipal Notes 5.1%
Municipal Bonds 0.6%	Municipal Bonds 0.3%
Fidelity Tax-Free Cash Central Fund 0.6%	Fidelity Tax-Free Cash Central Fund 2.1%
Net Other Assets 2.7%	Net Other Assets 1.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.3%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	$ 10,000	$ 10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.02% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	2,785	2,785
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.07%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	600	600
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series MS 947, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	3,000	3,000
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 3.02% (Liquidity Facility Danske Bank AS) (b)(e)	3,100	3,100
Jefferson County Ltd. Oblig. School Warrants Series B, 3.04% (AMBAC Insured), VRDN (b)	5,200	5,200
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 3.04%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,800	3,800
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
		30,985
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,655	4,655
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,805	5,805
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,125	3,125
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (b)	5,700	5,700
		20,385
Arizona - 1.2%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 3.03% (Liquidity Facility Citibank NA) (b)(e)	1,295	1,295
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series MS 991, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	1,829	1,829
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 1,200	$ 1,200
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,745	1,745
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.02%, LOC Branch Banking & Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000	1,000
Series ROC II R1003, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,985	3,985
Series SG 03 160, 3.02% (Liquidity Facility Societe Generale) (b)(e)	3,600	3,600
Series 2004 C, 2.55% 8/5/05, CP	2,500	2,500
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 3%, LOC Fannie Mae, VRDN (b)	4,000	4,000
		29,654
California - 8.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 03 19, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	6,930	6,930
Series FRRI 03 L11, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	4,200	4,200
Series Putters 395, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	16,655	16,655
California Econ. Recovery Participating VRDN Series ROC II R2114, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,160	5,160
California Gen. Oblig. Participating VRDN:
Series LB 04 L71J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	6,200	6,200
Series Putters 132, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,485	2,485
Series Putters 245, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,660	6,660
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig. Participating VRDN: - continued
Series Putters 556Z, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,450	$ 7,450
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN:
Series EGL 03 42, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	14,300	14,300
Series SG 172, 3.01% (Liquidity Facility Societe Generale) (b)(e)	15,000	15,000
Series 2001, 2.1% 8/9/05, LOC Bank of America NA, CP	20,000	20,000
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,175	3,175
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,960	9,960
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.24%, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 43, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	4,900	4,900
Series PA 1116, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,845	4,845
Series PT 1737, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,490	5,490
Series Putters 487, 3.02% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	12,785	12,785
Series Putters 488, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	13,480	13,480
Series SG 162, 3.01% (Liquidity Facility Societe Generale) (b)(e)	6,500	6,500
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	5,995	5,995
San Diego Unified School District Participating VRDN Series MS 01 847, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	4,228	4,228
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series MS 02 749, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	6,995	6,995
Santa Rosa High School District Participating VRDN Series PT 2193, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,360	4,360
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Series MSDW 00 480, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	$ 4,640	$ 4,640
Series PA 1168, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,120	10,120
Series PT 1859, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,615	6,615
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series PT 2335, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,400	5,400
		217,628
Colorado - 1.7%
Colorado Dept. of Trans. Rev. Participating VRDN Series MS 1009, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	19,000	19,000
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.15%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.03% (Liquidity Facility Societe Generale) (b)(e)	6,800	6,800
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	4,215	4,215
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	2,825	2,825
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,000	2,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.1%, VRDN (b)	1,300	1,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 862, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,030	5,030
		42,170
Connecticut - 0.4%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 37, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000	10,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.1%, VRDN (b)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - continued
Delaware Econ. Dev. Auth. Rev.: - continued
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 A, 3.15%, VRDN (b)	$ 2,200	$ 2,200
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.03%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,545	4,545
		10,245
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,885	1,885
TRAN 3.5% 9/30/05	20,300	20,419
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.08% (AMBAC Insured), VRDN (b)	3,575	3,575
(American Psychological Assoc. Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Defenders of Wildlife Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	2,750	2,750
(The Phillips Collection Issue Proj.) Series 2003, 3%, LOC Bank of America NA, VRDN (b)	6,000	6,000
		35,829
Florida - 5.9%
Clay County Utils. Sys. Rev. Series 2003 A, 3%, LOC Bank of America NA, VRDN (b)	6,385	6,385
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 3.02% (Liquidity Facility Societe Generale) (b)(e)	1,210	1,210
Duval County Hsg. Fin. Auth. Multi-family Hsg. Mtg. Rev. (Lighthouse Bay Apts. Proj.) 3%, LOC Freddie Mac, VRDN (b)	7,555	7,555
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 3.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	13,000	13,000
Series EGL 01 905, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	10,200	10,200
Series EGL 7050031, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,400	2,400
Series MS 1017, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	3,200	3,200
Series MSTC 01 161, 3.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN: - continued
Series PA 969, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 3,095	$ 3,095
Series PT 1223, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series Putters 692, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,450	4,450
Series SGA 00 102, 3.05% (Liquidity Facility Societe Generale) (b)(e)	11,580	11,580
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.03% (Liquidity Facility Societe Generale) (b)(e)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.07%, VRDN (b)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.12%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.03% (Liquidity Facility Citibank NA) (b)(e)	1,695	1,695
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 2.4% tender 5/3/05, CP mode	4,200	4,200
(Florida Pwr. & Lt. Co. Proj.) 3.08%, VRDN (b)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,085	2,085
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	750	750
Palm Beach County Rev. (Planned Parenthood Proj.) 3.05%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 3.165%, LOC Wachovia Bank NA, VRDN (b)	2,415	2,415
Port of Saint Lucie Util. Rev. Series A, 3.03% (MBIA Insured), VRDN (b)	10,000	10,000
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 2.05%, tender 6/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	4,700	4,700
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 B, 2.5% tender 8/1/05, LOC Wachovia Bank NA, CP mode	5,850	5,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 2,000	$ 2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.07%, LOC Wachovia Bank NA, VRDN (b)	2,200	2,200
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS 972, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	3,615	3,615
		143,900
Georgia - 3.4%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A, 3.03% (Liquidity Facility Citibank NA) (b)(e)	4,700	4,700
Series MT 44, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	3,625	3,625
Series Putters 513, 3.01% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	10,030	10,030
Series SGA 145, 3.03% (Liquidity Facility Societe Generale) (b)(e)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 3.03% (Liquidity Facility Societe Generale) (b)(e)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.02%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series MS 983, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	7,744	7,744
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 3%, LOC Bank of America NA, VRDN (b)	5,000	5,000
DeKalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.) 3%, LOC Suntrust Bank, VRDN (b)	4,700	4,700
Forsyth County School District Participating VRDN Series CDC 04 6, 3.03% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(e)	3,020	3,020
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series ROC II R2127, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,995	2,995
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	13,200	13,200
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender 5/5/06 (b)	4,800	4,800
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 3%, LOC Wachovia Bank NA, VRDN (b)	4,300	4,300
		84,114
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 01 594, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	$ 2,395	$ 2,395
Series PT 2301, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,300	3,300
Series ROC II R 6035, 3.03% (Liquidity Facility Citibank NA) (b)(e)	1,895	1,895
Series ROC II R 6504, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,090	2,090
		9,680
Idaho - 0.7%
Idaho Health Facilities Auth. Rev. (Saint Lukes Reg'l. Med. Ctr. Proj.) 3.05%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	16,550	16,550
Illinois - 6.6%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.09% (Liquidity Facility Bank of America NA) (b)(e)	3,400	3,400
Series MS 1063, 3.09% (Liquidity Facility Morgan Stanley) (b)(e)	4,990	4,990
Series ROC II R2168, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,185	2,185
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.14% (Liquidity Facility Citibank NA, New York) (b)(e)	2,500	2,500
Series PT 1592, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,850	5,850
Series PT 2359, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,750	1,750
Series PT 2361, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,680	2,680
Series Putters 736, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,600	3,600
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,285	1,285
Series MT 30, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	3,760	3,760
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 1,200	$ 1,200
Series PA 591, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,305	5,305
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	6,390	6,390
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High School Proj.) Series 1994, 3.28%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 60, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	4,690	4,690
Illinois Fin. Auth. Rev.:
(Illinois College Proj.) 3.02%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
(Mercy Alliance, Inc. Proj.) 3.03%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	7,000	7,000
Illinois Gen. Oblig.:
Bonds 5% 11/1/05	5,400	5,480
Participating VRDN:
Series MS 98 143, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	1,500	1,500
Series PT 2131, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,740	7,740
Series Putters 133, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	4,350	4,350
Series Putters 409, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,800	5,800
Series Putters 636, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
Series Putters 679, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,945	2,945
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.07% (Liquidity Facility Bank of America NA) (b)(e)	2,000	2,000
Series BA 04 A, 3.03% (Liquidity Facility Bank of America NA) (b)(e)	3,330	3,330
Series EGL 01 1306, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	1,600	1,600
Series Merlots 01 A86, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,770	3,770
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 01 A93, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 3,660	$ 3,660
Series Merlots 02 A24, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,965	4,965
Series SGB 10, 3.03% (Liquidity Facility Societe Generale) (b)(e)	7,745	7,745
Series SGB 19, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 896, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,800	3,800
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,106	1,106
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 3.4%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,350	1,350
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,070	3,070
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,585	2,585
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series PZ 47, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,000	9,000
Will County School District #122 Participating VRDN Series PZ 48, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,350	3,350
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.12%, LOC JPMorgan Chase Bank, VRDN (b)	3,030	3,030
		162,141
Indiana - 3.6%
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,160	2,160
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,535	5,535
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,425	2,425
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.02%, LOC JPMorgan Chase Bank, VRDN (b)	$ 8,395	$ 8,395
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 112, 3.02% (Liquidity Facility Deutsche Bank AG) (b)(e)	5,230	5,230
Series DB 114, 3.02% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,355	6,355
Series Merlots B21, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,155	4,155
Series MS 853, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
Series PT 2189, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,000	3,000
Series PT 2296, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,310	5,310
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	1,730	1,730
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,595	6,595
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 3%, LOC Bank of America NA, VRDN (b)	4,100	4,100
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,865	9,865
Purdue Univ. Rev. Series 2004 S, 3.07%, VRDN (b)	2,825	2,825
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,600	6,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,300	5,300
Series 1985 L2, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,300	4,300
Series 1985 L3, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
		88,280
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,365	3,365
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.02% (Liquidity Facility Societe Generale) (b)(e)	$ 3,000	$ 3,000
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	1,805	1,805
		4,805
Kentucky - 0.9%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 2.6%, tender 10/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	2,515	2,515
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 2.38% tender 5/2/05, LOC Fifth Third Bank, Cincinnati, CP mode	5,700	5,700
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 3%, LOC Freddie Mac, VRDN (b)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,350	1,350
		22,540
Louisiana - 0.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,050	4,050
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 2.43% tender 5/11/05, CP mode	2,100	2,100
		6,150
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	3,000	3,000
Series Putters 546, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,070	1,070
		4,070
Maryland - 0.5%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.75% tender 5/5/05, LOC Wachovia Bank NA, CP mode	940	940
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 3,300	$ 3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 01 825, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Series MS 829, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	1,895	1,895
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	860	860
		11,995
Massachusetts - 0.3%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 3.02% (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
Series 2001 C, 3.07% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000	2,000
		6,200
Michigan - 5.7%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.07%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,495	6,495
Series PT 1844, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,965	3,965
Series PT 2158, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,475	2,475
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001, 3.03% (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Series Merlots 01 A103, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,200	1,200
Series SGB 47, 3.03% (Liquidity Facility Societe Generale) (b)(e)	5,110	5,110
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Putters 200, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,270	1,270
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,665	2,665
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 3.02% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	$ 6,400	$ 6,400
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 3.02%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,200	6,200
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series EGL 01 2204, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	17,235	17,235
Series Stars 101, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	1,700	1,700
Series 4, 2.68% 7/21/05, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	3,900	3,900
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN:
Series MS 1005, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	4,975	4,975
Series PT 732, 3.02% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.03%, LOC Standard Fed. Bank, VRDN (b)	2,000	2,000
3.03%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,000	12,000
Michigan Muni. Bond Auth. Rev. RAN (Detroit School District Proj.) 3.75% 3/21/06, LOC JPMorgan Chase Bank	30,000	30,310
Michigan State Univ. Revs. Series 2002 A, 3.05% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	6,500	6,500
Sturgis Pub. School District Participating VRDN Series Putters 728, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	1,000	1,000
Wyandotte City School District Participating VRDN Series PT 1790, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,900	2,900
		139,000
Minnesota - 1.8%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.03% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,000	4,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,840	1,840
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	$ 3,100	$ 3,100
Series MS 953, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,500	2,500
Series ROC II 99 4, 3.03% (Liquidity Facility Citibank NA) (b)(e)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. (Gustavus Adolphus College Proj.) 3.02%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9% 5/18/06 (a)	7,400	7,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.05%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.03% (Liquidity Facility Citibank NA) (b)(e)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.03% (Liquidity Facility Citibank NA) (b)(e)	7,080	7,080
		43,135
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,100	1,100
Mississippi Gen. Oblig. Bonds 5% 11/1/05	3,000	3,046
		4,146
Missouri - 0.5%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,835	6,835
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,900	3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	2,700	2,700
		13,435
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - 0.2%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 2,000	$ 2,000
Series EGL 04 9, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,560	2,560
		4,560
Nevada - 0.4%
Clark County Gen. Oblig. Participating VRDN Series MS 993, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	4,342	4,342
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,190	4,190
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 3.03% (Liquidity Facility Societe Generale) (b)(e)	2,500	2,500
		11,032
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)	7,990	7,990
New Jersey - 3.1%
New Jersey Gen. Oblig. Participating VRDN:
Series LB04 L55J, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	27,200	27,200
Series PT 2509, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,100	8,100
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,000	16,000
Series PA 614, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,825	3,825
Series PT 2493, 3.02% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,495	7,495
Series PT 747, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,500	3,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 1204, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,500	1,500
Series PT 1751, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,000	3,000
Series PT 1940, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series PT 2402, 3.02% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 3,900	$ 3,900
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	1,685	1,685
		77,205
New Mexico - 0.5%
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	11,400	11,400
New York - 4.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,345	6,345
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 1098, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000	2,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 04 41 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series PA 1083, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	13,545	13,545
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 3.06% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,800	3,800
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 2.97%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (b)	6,100	6,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15, 3.02% (Liquidity Facility Citibank NA) (b)(e)	25,175	25,175
Series EGL 04 33 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	8,500	8,500
Series EGL 04 36 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	2,400	2,400
Series EGL 04 37 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	2,640	2,640
Series PA 523, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	14,000	14,000
New York State Mtg. Agcy. Rev. Participating VRDN Series PT 343, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,205	3,205
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	$ 1,460	$ 1,460
Series PT 2090, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,540	3,540
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series PT 2307, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,615	5,615
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series EGL 03 55, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	6,000	6,000
		118,085
Non State Specific - 0.2%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series Clipper 05 7, 3.11% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 2.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,400	1,400
		3,900
North Carolina - 1.2%
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev. (Campbell Univ. Proj.) 3.02%, LOC Branch Banking & Trust Co., VRDN (b)	5,900	5,900
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 3.02%, LOC Wachovia Bank NA, VRDN (b)	7,300	7,300
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN:
Series EGL 720051001, 3.03% (Liquidity Facility Citibank NA) (b)(e)	3,370	3,370
Series PT 2115, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,435	5,435
Orange Wtr. & Swr. Auth. Series 2004 B, 3% (Liquidity Facility Bank of America NA), VRDN (b)	6,500	6,500
		30,505
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - 1.7%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.01%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 3,910	$ 3,910
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 3.09%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,220	6,220
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.02% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	12,600	12,600
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 1996, 3.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	900	900
Series 1997, 3.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,800	2,800
Series 2003 B, 3.02%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
(The College of Mount Saint Joseph Proj.) 3.02%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,060	3,060
Ohio Poll. Cont. Rev. (Sohio Air Proj.) Series 1995, 3.05%, VRDN (b)	1,800	1,800
Stow Gen. Oblig. BAN 3.5% 5/11/06 (a)	5,845	5,884
		42,174
Oklahoma - 0.6%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.02% (AMBAC Insured), VRDN (b)	13,600	13,600
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,500	6,500
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.18% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	4,300	4,300
		10,800
Pennsylvania - 4.9%
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,800	2,800
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.1%, VRDN (b)	5,600	5,600
Allegheny County Port Auth. BAN 3% 6/30/05, LOC PNC Bank NA, Pittsburgh	7,800	7,808
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 1,500	$ 1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.03%, LOC Allied Irish Banks PLC, VRDN (b)	5,000	5,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Middletown Area School District Gen. Oblig. 3.02% (FSA Insured), VRDN (b)	12,000	12,000
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 3.02%, LOC Fleet Nat'l. Bank, VRDN (b)	3,300	3,300
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,110	4,110
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 3.01% (Liquidity Facility Societe Generale) (b)(e)	5,700	5,700
Pennsylvania Higher Edl. Facilities Auth.:
(Student Assoc., Inc. Proj.) Series C, 3.01%, LOC Wachovia Bank NA, VRDN (b)	2,900	2,900
(Washington & Jefferson Dev. Corp. Proj.) Series A, 3.03%, LOC Unicredito Italiano Spa, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,750	2,750
Series Putters 371Z, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,695	1,695
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04 9, 3.03%, tender 5/6/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	9,900	9,900
Participating VRDN Series 04 29 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig. Participating VRDN Series MS 01 751, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	$ 5,330	$ 5,330
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		120,293
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New England Proj.) Series 2002 A, 3.05%, LOC Fleet Nat'l. Bank, VRDN (b)	3,400	3,400
South Carolina - 1.5%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Allen Univ. Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Caflin Univ. Proj.) 3%, LOC Bank of America NA, VRDN (b)	9,800	9,800
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 3%, LOC Bank of America NA, VRDN (b)	12,200	12,200
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.05%, LOC Bank of America NA, VRDN (b)	5,550	5,550
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 3.03% (Liquidity Facility Citibank NA) (b)(e)	4,570	4,570
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.65% tender 7/6/05, CP mode	3,200	3,200
		36,520
Tennessee - 2.2%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,200	5,200
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 3%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Clarksville Pub. Bldg. Auth. Rev.:
(Tennessee Muni. Bond Fund Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	4,600	4,600
Series 1994, 3%, LOC Bank of America NA, VRDN (b)	5,800	5,800
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 3%, LOC Freddie Mac, VRDN (b)	$ 7,945	$ 7,945
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3%, LOC Freddie Mac, VRDN (b)	13,425	13,425
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
Sevier County Pub. Bldg. Auth. Rev. Series 6A1, 3.05% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	9,000	9,000
		55,070
Texas - 16.9%
Arlington Gen. Oblig. Participating VRDN Series Putters 760, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,970	2,970
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 517, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Boerne Independent School District Participating VRDN:
Series Putters 626, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	3,200	3,200
Series Putters 752, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,755	1,755
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series PT 2210, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,345	7,345
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,500	2,500
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 3.03% (Liquidity Facility Societe Generale) (b)(e)	4,000	4,000
El Paso Gen. Oblig. Series 2004 B, 2.3% 6/14/05, CP	10,000	10,000
Granbury Independent School District Participating VRDN Series SG 129, 3.02% (Liquidity Facility Societe Generale) (b)(e)	4,815	4,815
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harlandale Independent School District Participating VRDN Series Putters 524, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,720	$ 2,720
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)	700	700
Harris County Flood District Cont. Ctfs. of Prtn. Series F, 2.25% 8/1/05, LOC Landesbank Hessen-Thuringen, CP	5,480	5,480
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	6,900	6,900
Series MSTC 01 126 Class A, 3.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	26,000	26,000
Series Putters 505, 3.03% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	10,655	10,655
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.05% (MBIA Insured), VRDN (b)	3,400	3,400
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,530	3,530
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.03%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	9,000	9,000
Series SG 03 161, 3.04% (Liquidity Facility Societe Generale) (b)(e)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,495	5,495
Series ROC II 2084, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,505	2,505
Houston Gen. Oblig.:
Participating VRDN:
Series LB 04 L41, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	13,460	13,460
Series PT 969, 3.02% (Liquidity Facility DEPFA BANK PLC) (b)(e)	8,200	8,200
Series ROC II R242, 3.03% (Liquidity Facility Citibank NA) (b)(e)	3,875	3,875
Series 2004 F, 2.5% 8/15/05 (Liquidity Facility DEPFA BANK PLC), CP	3,200	3,200
Series E, 2.45% 7/20/05 (Liquidity Facility Bank of America NA), CP	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	$ 5,650	$ 5,650
Houston Util. Sys. Rev. Participating VRDN:
Series Merlots 04 C37, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,140	9,140
Series PT 2243, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,160	7,160
Series Putters 527, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,170	3,170
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 120, 3.02% (Liquidity Facility Societe Generale) (b)(e)	2,000	2,000
Hunt Memorial Hosp. District Rev. Series 1998, 3.05% (FSA Insured), VRDN (b)	4,670	4,670
Katy Independent School District Series 2004 C, 3.01% (Permanent School Fund of Texas Guaranteed), VRDN (b)	7,800	7,800
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	5,743	5,743
Series PT 1818, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,260	4,260
Mansfield Independent School District Participating VRDN Series Putters 704, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,000	2,000
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	1,720	1,720
Northside Independent School District Participating VRDN Series PT 2329, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,640	4,640
Pearland Independent School District Participating VRDN Series SG 106, 3.02% (Liquidity Facility Societe Generale) (b)(e)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,680	1,680
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 3.04%, VRDN (b)	3,150	3,150
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.03% (Liquidity Facility Societe Generale) (b)(e)	7,070	7,070
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	$ 6,630	$ 6,630
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	9,995	9,995
Series SG 101, 3.02% (Liquidity Facility Societe Generale) (b)(e)	2,700	2,700
Series SG 104, 3.02% (Liquidity Facility Societe Generale) (b)(e)	12,250	12,250
Series SG 105, 3.02% (Liquidity Facility Societe Generale) (b)(e)	11,700	11,700
Series Stars 112, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	1,040	1,040
3.07% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 3.04%, tender 5/6/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	5,805	5,805
Series PT 2654, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,390	10,390
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Spring Independent School District Participating VRDN Series MT 82, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	5,945	5,945
Sunnyvale School District Participating VRDN Series Putters 619, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	3,615	3,615
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 3.02% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	7,995	7,995
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 0026, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	2,400	2,400
Series LB 04 L61J, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	18,375	18,375
Series LB 04 L62J, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series LB 04 L66, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	$ 3,400	$ 3,400
TRAN 3% 8/31/05	3,800	3,804
Texas Pub. Fin. Auth. Series 2002 A:
2.5% 8/5/05 (Liquidity Facility Texas Gen. Oblig.), CP	8,000	8,000
2.5% 8/12/05 (Liquidity Facility Texas Gen. Oblig.), CP	3,500	3,500
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.02% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 3.05% (Liquidity Facility Societe Generale) (b)(e)	10,000	10,000
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 581, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	3,890	3,890
Series 2002 A, 2.35% 5/2/05 (Liquidity Facility Utmico), CP	10,425	10,425
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,150	5,150
		415,422
Utah - 1.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	4,000	4,000
Series MS 00 409, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	1,535	1,535
Series MS 175, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	16,495	16,495
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,345	6,345
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,155	5,155
		36,020
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 3.02%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - 2.0%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 1,595	$ 1,595
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.08% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	1,300	1,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
2.17% tender 5/10/05, CP mode	4,000	4,000
2.2% tender 5/2/05, CP mode	4,000	4,000
2.2% tender 5/5/05, CP mode	4,000	4,000
2.22% tender 5/13/05, CP mode	1,000	1,000
2.55% tender 6/9/05, CP mode	4,000	4,000
Series 1987, 2.17% tender 5/5/05, CP mode	500	500
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apartments Proj.) 3%, LOC Bank of America NA, VRDN (b)	4,300	4,300
Norfolk Indl. Dev. Auth. Rev. (Children's Hosp. of the King's Daughters, Inc. Proj.) 3%, LOC Wachovia Bank NA, VRDN (b)	4,695	4,695
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.07%, VRDN (b)	17,350	17,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,300	2,300
		49,040
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 781, 3.03% (Liquidity Facility Dresdner Bank AG) (b)(e)	6,400	6,400
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 3.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 3.02% (Liquidity Facility Deutsche Bank AG) (b)(e)	2,765	2,765
Series PT 734, 3.02% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,000	7,000
Series ROC II R152, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,230	2,230
Series ROC II R3012, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	9,875	9,875
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	$ 5,320	$ 5,320
King County School District #145 Kent Participating VRDN Series PT 2449, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,540	4,540
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,995	2,995
King County Swr. Rev. Participating VRDN Series MS 01 554, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Port of Seattle Rev. Series 2001 A1, 2.5% 8/5/05, LOC Bank of America NA, CP	2,000	2,000
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	3,970	3,970
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.02%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2562, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,935	5,935
Series Putters 509, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,470	5,470
Series Putters 750, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,060	2,060
Series SGA 35, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Series SGB 09, 3.03% (Liquidity Facility Societe Generale) (b)(e)	900	900
Series SGB 11, 3.03% (Liquidity Facility Societe Generale) (b)(e)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	3,000	3,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	2,300	2,300
		98,150
West Virginia - 0.1%
West Virginia Univ. Revs. Participating VRDN Series Putters 698, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,395	2,395
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - 2.4%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	$ 2,800	$ 2,800
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,575	3,575
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,495	2,495
Series MS 901, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	5,245	5,245
Series PT 2502, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,045	8,045
Series PT 967, 3.02% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 917, 3.02% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,560	5,560
Series Putters 399, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,245	3,245
Wisconsin Trans. Rev. Series 1997 A, 2.6% 8/5/05, CP	20,000	20,000
		59,890
	Shares
Other - 0.6%
Fidelity Tax-Free Cash Central Fund, 2.89% (c)(d)	14,986,800	14,987
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $2,387,840)		2,387,840
NET OTHER ASSETS - 2.7%		66,125
NET ASSETS - 100%		$ 2,453,965
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,965,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 2,825
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 1,100
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 3,970
Security	Acquisition Date	Cost (000s)
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	7/16/04	$ 3,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $2,387,840) - See accompanying schedule		$ 2,387,840
Cash		4,534
Receivable for investments sold Regular delivery		36,675
Delayed delivery		4,001
Receivable for fund shares sold		57,381
Interest receivable		12,769
Prepaid expenses		6
Receivable from investment adviser for expense reductions		83
Other receivables		115
Total assets		2,503,404

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,284
Payable for fund shares redeemed	34,752
Distributions payable	113
Accrued management fee	509
Distribution fees payable	316
Other affiliated payables	426
Other payables and accrued expenses	39
Total liabilities		49,439

Net Assets		$ 2,453,965
Net Assets consist of:
Paid in capital		$ 2,453,770
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		197
Net Assets		$ 2,453,965
Daily Money: Net Asset Value, offering price and redemption price per share ($570,734 ÷ 570,312 shares)		$ 1.00

Capital Reserves: Net Asset Value, offering price and redemption price per share ($430,558 ÷ 430,221 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($1,452,673 ÷ 1,452,342 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 21,430

Expenses
Management fee	$ 2,884
Transfer agent fees	2,341
Distribution fees	1,980
Accounting fees and expenses	116
Independent trustees' compensation	6
Custodian fees and expenses	19
Registration fees	308
Audit	23
Legal	3
Miscellaneous	6
Total expenses before reductions	7,686
Expense reductions	(1,393)	6,293
Net investment income		15,137
Net realized gain (loss) on investment securities		(135)
Net increase in net assets resulting from operations		$ 15,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,137	$ 9,328
Net realized gain (loss)	(135)	443
Net increase in net assets resulting from operations	15,002	9,771
Distributions to shareholders from net investment income	(15,139)	(9,329)
Share transactions - net increase (decrease)	276,266	768,545
Total increase (decrease) in net assets	276,129	768,987

Net Assets
Beginning of period	2,177,836	1,408,849
End of period (including distributions in excess of net investment income of $2 and undistributed net investment income of $124, respectively)	$ 2,453,965	$ 2,177,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.005	.005	.010	.026	.034
Distributions from net investment income	(.006)	(.005)	(.005)	(.010)	(.026)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.61%	.47%	.52%	.98%	2.66%	3.47%
Ratios to Average Net AssetsD
Expenses before expense reductions	.75%A	.74%	.74%	.73%	.77%	.77%
Expenses net of voluntary waivers, if any	.70%A	.70%	.70%	.70%	.70%	.69%
Expenses net of all reductions	.63%A	.69%	.68%	.66%	.67%	.69%
Net investment income	1.25%A	.49%	.52%	.98%	2.59%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$ 571	$ 625	$ 544	$ 576	$ 575	$ 467

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.002	.003	.007	.024	.032
Distributions from net investment income	(.005)	(.002)	(.003)	(.007)	(.024)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.49%	.23%	.30%	.72%	2.40%	3.21%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.00%A	.99%	.99%	.98%	1.02%	1.02%
Expenses net of voluntary waivers, if any	.95%A	.94%	.93%	.95%	.95%	.94%
Expenses net of all reductions	.88%A	.93%	.91%	.91%	.92%	.94%
Net investment income	1.00%A	.25%	.29%	.72%	2.33%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 504	$ 369	$ 367	$ 298	$ 221

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.007	.008	.012	.008
Distributions from net investment income	(.007)	(.007)	(.008)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.74%	.73%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.49%	.49%	.49%	.53%A
Expenses net of voluntary waivers, if any	.45%A	.45%	.45%	.45%	.45%A
Expenses net of all reductions	.38%A	.44%	.43%	.41%	.42%A
Net investment income	1.50%A	.74%	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,453	$ 1,049	$ 495	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime Fund, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury	$ 2,059,880	$ -	$ -	$ -
Prime	11,664,875	-	-	-
Tax-Exempt	2,387,840	-	-	-

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Note Purchase Agreements. Tax-Exempt, together with other affiliated funds, had entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $3,300 of notes with a fixed coupon of 1.95% and maturing on August 31, 2005.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated.

Semiannual Report

2. Operating Policies - continued

Note Purchase Agreements - continued

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2005, effectively terminating any obligation of the fund to purchase the notes. At period end, the fund had no obligation to purchase any notes.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Treasury: Daily Money Class	.00%	.25%	$ 1,274	$ 82
Capital Reserves Class	.25%	.25%	1,805	15
Advisor B Class	.75%	.25%	678	510
Advisor C Class	.75%	.25%	477	59
			$ 4,234	$ 666
Prime: Daily Money Class	.00%	.25%	$ 6,120	$ 438
Capital Reserves Class	.25%	.25%	16,885	782
			$ 23,005	$ 1,220
Tax-Exempt: Daily Money Class	.00%	.25%	$ 756	$ 52
Capital Reserves Class	.25%	.25%	1,224	193
			$ 1,980	$ 245

Sales Load. FDC, receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC

Treasury
Advisor B Class*	$ 369
Advisor C Class*	$ 13

*When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury - Daily Money Class	$ 1,002
Treasury - Capital Reserves Class	739
Treasury - Advisor B Class	136
Treasury - Advisor C Class	96
$ 1,973

Prime - Daily Money Class	$ 4,878
Prime - Capital Reserves Class	6,751
$ 11,629

Tax-Exempt - Daily Money Class	$ 607
Tax-Exempt - Capital Reserves Class	498
Tax-Exempt - Fidelity Tax-Free Money Market Fund	1,236
$ 2,341

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Tax-Exempt	$ 168

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Prime	Lender	8,879	2.62%	$ 6	-

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from Adviser

Treasury
Daily Money Class	.70%	$ 176
Capital Reserves Class	.95%	158
Advisor B Class	1.45%	31
Advisor C Class	1.45%	23

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Expense Reductions - continued

	Expense Limitations	Reimbursement from Adviser
Prime
Daily Money Class	.70%	$ 1,162
Capital Reserves Class	.95%	1,696
Tax-Exempt
Daily Money Class	.70%	$ 148
Capital Reserves Class	.95%	131
Fidelity Tax-Free Money Market Fund	.45%	298

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Prime	3
Tax-Exempt	19		108
Daily Money Class		180
Capital Reserves Class		146
Fidelity Tax-Free Money Market Fund		363

5. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders%
Treasury	1	11%
Prime	1	12%

Semiannual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Treasury - Daily Money Class	$ 8,211	$ 5,764
Treasury - Capital Reserves Class	4,931	1,933
Treasury - Advisor B Class	574	230
Treasury - Advisor C Class	414	140
Total	$ 14,130	$ 8,067

Prime - Daily Money Class	$ 42,348	$ 29,072
Prime - Capital Reserves Class	50,126	22,297
Total	$ 92,474	$ 51,369

Tax-Exempt - Daily Money Class	$ 3,689	$ 2,634
Tax-Exempt - Capital Reserves Class	2,373	1,042
Tax-Exempt - Fidelity Tax-Free Money Market Fund	9,077	5,653
Total	$ 15,139	$ 9,329

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
Treasury - Daily Money Class Shares sold	1,919,148	3,977,463
Reinvestment of distributions	7,765	5,453
Shares redeemed	(1,864,846)	(4,124,493)
Net increase (decrease)	62,067	(141,577)
Treasury - Capital Reserves Class Shares sold	1,539,439	2,816,688
Reinvestment of distributions	3,958	1,361
Shares redeemed	(1,454,366)	(2,996,311)
Net increase (decrease)	89,031	(178,262)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Share Transactions - continued

	Six months ended April 30, 2005	Year ended October 31, 2004
Treasury - Advisor B Class Shares sold	50,368	122,017
Reinvestment of distributions	515	207
Shares redeemed	(76,350)	(189,312)
Net increase (decrease)	(25,467)	(67,088)
Treasury - Advisor C Class Shares sold	70,001	167,255
Reinvestment of distributions	388	131
Shares redeemed	(79,952)	(160,230)
Net increase (decrease)	(9,563)	7,156
Prime - Daily Money Class Shares sold	9,847,606	16,151,708
Reinvestment of distributions	40,889	28,148
Shares redeemed	(9,959,900)	(16,017,854)
Net increase (decrease)	(71,405)	162,002
Prime - Capital Reserves Class Shares sold	17,352,152	30,759,295
Reinvestment of distributions	48,490	21,526
Shares redeemed	(17,374,959)	(28,998,644)
Net increase (decrease)	25,683	1,782,177
Tax-Exempt - Daily Money Class Shares sold	1,538,875	2,074,164
Reinvestment of distributions	3,388	2,423
Shares redeemed	(1,596,625)	(1,995,886)
Net increase (decrease)	(54,362)	80,701
Tax-Exempt - Capital Reserves Class Shares sold	1,113,722	1,984,368
Reinvestment of distributions	2,292	965
Shares redeemed	(1,189,037)	(1,851,078)
Net increase (decrease)	(73,023)	134,255
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	2,874,520	3,007,673
Reinvestment of distributions	8,954	5,599
Shares redeemed	(2,479,823)	(2,459,683)
Net increase (decrease)	403,651	553,589

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-SANN-0605 404447
1.703547.107

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Daily Money
Actual	$ 1,000.00	$ 1,006.10	$ 3.48
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Capital Reserves
Actual	$ 1,000.00	$ 1,004.90	$ 4.72
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,007.40	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Daily Money	.70%
Capital Reserves	.95%
Fidelity Tax-Free Money Market Fund	.45%

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/05	% of fund's investments 10/31/04	% of fund's investments 4/30/04
0 - 30	90.6	91.1	77.4
31 - 90	2.7	1.9	13.6
91 - 180	4.3	0.9	6.9
181 - 397	2.4	6.1	2.1
Weighted Average Maturity
	4/30/05	10/31/04	4/30/04
Tax-Exempt Fund	20 Days	25 Days	27 Days
All Tax-Free Money Market Funds Average*	24 Days	36 Days	35 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2005	As of October 31, 2004
Variable Rate Demand Notes (VRDNs) 86.3%	Variable Rate Demand Notes (VRDNs) 85.4%
Commercial Paper (including CP Mode) 5.7%	Commercial Paper (including CP Mode) 4.6%
Tender Bonds 1.4%	Tender Bonds 1.1%
Municipal Notes 2.7%	Municipal Notes 5.1%
Municipal Bonds 0.6%	Municipal Bonds 0.3%
Fidelity Tax-Free Cash Central Fund 0.6%	Fidelity Tax-Free Cash Central Fund 2.1%
Net Other Assets 2.7%	Net Other Assets 1.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.3%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	$ 10,000	$ 10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.02% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	2,785	2,785
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.07%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	600	600
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series MS 947, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	3,000	3,000
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 3.02% (Liquidity Facility Danske Bank AS) (b)(e)	3,100	3,100
Jefferson County Ltd. Oblig. School Warrants Series B, 3.04% (AMBAC Insured), VRDN (b)	5,200	5,200
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 3.04%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,800	3,800
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
		30,985
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,655	4,655
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,805	5,805
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,125	3,125
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (b)	5,700	5,700
		20,385
Arizona - 1.2%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 3.03% (Liquidity Facility Citibank NA) (b)(e)	1,295	1,295
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series MS 991, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	1,829	1,829
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 1,200	$ 1,200
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,745	1,745
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.02%, LOC Branch Banking & Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000	1,000
Series ROC II R1003, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,985	3,985
Series SG 03 160, 3.02% (Liquidity Facility Societe Generale) (b)(e)	3,600	3,600
Series 2004 C, 2.55% 8/5/05, CP	2,500	2,500
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 3%, LOC Fannie Mae, VRDN (b)	4,000	4,000
		29,654
California - 8.9%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 03 19, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	6,930	6,930
Series FRRI 03 L11, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	4,200	4,200
Series Putters 395, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	16,655	16,655
California Econ. Recovery Participating VRDN Series ROC II R2114, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,160	5,160
California Gen. Oblig. Participating VRDN:
Series LB 04 L71J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	6,200	6,200
Series Putters 132, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,485	2,485
Series Putters 245, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,660	6,660
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig. Participating VRDN: - continued
Series Putters 556Z, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,450	$ 7,450
California Infrastructure & Econ. Dev. Bank Rev.:
Participating VRDN:
Series EGL 03 42, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	14,300	14,300
Series SG 172, 3.01% (Liquidity Facility Societe Generale) (b)(e)	15,000	15,000
Series 2001, 2.1% 8/9/05, LOC Bank of America NA, CP	20,000	20,000
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,175	3,175
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,960	9,960
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.24%, LOC Societe Generale, VRDN (b)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 43, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	4,900	4,900
Series PA 1116, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,845	4,845
Series PT 1737, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,490	5,490
Series Putters 487, 3.02% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	12,785	12,785
Series Putters 488, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	13,480	13,480
Series SG 162, 3.01% (Liquidity Facility Societe Generale) (b)(e)	6,500	6,500
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	5,995	5,995
San Diego Unified School District Participating VRDN Series MS 01 847, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	4,228	4,228
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series MS 02 749, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	6,995	6,995
Santa Rosa High School District Participating VRDN Series PT 2193, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,360	4,360
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Series MSDW 00 480, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	$ 4,640	$ 4,640
Series PA 1168, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,120	10,120
Series PT 1859, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,615	6,615
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series PT 2335, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,400	5,400
		217,628
Colorado - 1.7%
Colorado Dept. of Trans. Rev. Participating VRDN Series MS 1009, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	19,000	19,000
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.15%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.03% (Liquidity Facility Societe Generale) (b)(e)	6,800	6,800
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 3.23% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	4,215	4,215
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	2,825	2,825
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,000	2,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.1%, VRDN (b)	1,300	1,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 862, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,030	5,030
		42,170
Connecticut - 0.4%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 37, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000	10,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.1%, VRDN (b)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - continued
Delaware Econ. Dev. Auth. Rev.: - continued
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 A, 3.15%, VRDN (b)	$ 2,200	$ 2,200
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.03%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,545	4,545
		10,245
District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Participating VRDN Series PT 2440, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,885	1,885
TRAN 3.5% 9/30/05	20,300	20,419
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.08% (AMBAC Insured), VRDN (b)	3,575	3,575
(American Psychological Assoc. Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Defenders of Wildlife Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	2,750	2,750
(The Phillips Collection Issue Proj.) Series 2003, 3%, LOC Bank of America NA, VRDN (b)	6,000	6,000
		35,829
Florida - 5.9%
Clay County Utils. Sys. Rev. Series 2003 A, 3%, LOC Bank of America NA, VRDN (b)	6,385	6,385
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 3.02% (Liquidity Facility Societe Generale) (b)(e)	1,210	1,210
Duval County Hsg. Fin. Auth. Multi-family Hsg. Mtg. Rev. (Lighthouse Bay Apts. Proj.) 3%, LOC Freddie Mac, VRDN (b)	7,555	7,555
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 3.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	13,000	13,000
Series EGL 01 905, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	10,200	10,200
Series EGL 7050031, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,400	2,400
Series MS 1017, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	3,200	3,200
Series MSTC 01 161, 3.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN: - continued
Series PA 969, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 3,095	$ 3,095
Series PT 1223, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series Putters 692, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,450	4,450
Series SGA 00 102, 3.05% (Liquidity Facility Societe Generale) (b)(e)	11,580	11,580
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.03% (Liquidity Facility Societe Generale) (b)(e)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.07%, VRDN (b)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.12%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.03% (Liquidity Facility Citibank NA) (b)(e)	1,695	1,695
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 2.4% tender 5/3/05, CP mode	4,200	4,200
(Florida Pwr. & Lt. Co. Proj.) 3.08%, VRDN (b)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,085	2,085
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	750	750
Palm Beach County Rev. (Planned Parenthood Proj.) 3.05%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 3.165%, LOC Wachovia Bank NA, VRDN (b)	2,415	2,415
Port of Saint Lucie Util. Rev. Series A, 3.03% (MBIA Insured), VRDN (b)	10,000	10,000
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 2.05%, tender 6/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	4,700	4,700
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 B, 2.5% tender 8/1/05, LOC Wachovia Bank NA, CP mode	5,850	5,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 2,000	$ 2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.07%, LOC Wachovia Bank NA, VRDN (b)	2,200	2,200
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS 972, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	3,615	3,615
		143,900
Georgia - 3.4%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A, 3.03% (Liquidity Facility Citibank NA) (b)(e)	4,700	4,700
Series MT 44, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	3,625	3,625
Series Putters 513, 3.01% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	10,030	10,030
Series SGA 145, 3.03% (Liquidity Facility Societe Generale) (b)(e)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 3.03% (Liquidity Facility Societe Generale) (b)(e)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.02%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series MS 983, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	7,744	7,744
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 3%, LOC Bank of America NA, VRDN (b)	5,000	5,000
DeKalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.) 3%, LOC Suntrust Bank, VRDN (b)	4,700	4,700
Forsyth County School District Participating VRDN Series CDC 04 6, 3.03% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(e)	3,020	3,020
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series ROC II R2127, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,995	2,995
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	13,200	13,200
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender 5/5/06 (b)	4,800	4,800
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 3%, LOC Wachovia Bank NA, VRDN (b)	4,300	4,300
		84,114
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 01 594, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	$ 2,395	$ 2,395
Series PT 2301, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,300	3,300
Series ROC II R 6035, 3.03% (Liquidity Facility Citibank NA) (b)(e)	1,895	1,895
Series ROC II R 6504, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,090	2,090
		9,680
Idaho - 0.7%
Idaho Health Facilities Auth. Rev. (Saint Lukes Reg'l. Med. Ctr. Proj.) 3.05%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	16,550	16,550
Illinois - 6.6%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.09% (Liquidity Facility Bank of America NA) (b)(e)	3,400	3,400
Series MS 1063, 3.09% (Liquidity Facility Morgan Stanley) (b)(e)	4,990	4,990
Series ROC II R2168, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,185	2,185
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.14% (Liquidity Facility Citibank NA, New York) (b)(e)	2,500	2,500
Series PT 1592, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,850	5,850
Series PT 2359, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,750	1,750
Series PT 2361, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,680	2,680
Series Putters 736, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,600	3,600
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,285	1,285
Series MT 30, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	3,760	3,760
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 1,200	$ 1,200
Series PA 591, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,305	5,305
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	6,390	6,390
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High School Proj.) Series 1994, 3.28%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 60, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	4,690	4,690
Illinois Fin. Auth. Rev.:
(Illinois College Proj.) 3.02%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
(Mercy Alliance, Inc. Proj.) 3.03%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	7,000	7,000
Illinois Gen. Oblig.:
Bonds 5% 11/1/05	5,400	5,480
Participating VRDN:
Series MS 98 143, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	1,500	1,500
Series PT 2131, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,740	7,740
Series Putters 133, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	4,350	4,350
Series Putters 409, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,800	5,800
Series Putters 636, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
Series Putters 679, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,945	2,945
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.07% (Liquidity Facility Bank of America NA) (b)(e)	2,000	2,000
Series BA 04 A, 3.03% (Liquidity Facility Bank of America NA) (b)(e)	3,330	3,330
Series EGL 01 1306, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	1,600	1,600
Series Merlots 01 A86, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,770	3,770
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 01 A93, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 3,660	$ 3,660
Series Merlots 02 A24, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,965	4,965
Series SGB 10, 3.03% (Liquidity Facility Societe Generale) (b)(e)	7,745	7,745
Series SGB 19, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 896, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,800	3,800
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,106	1,106
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 3.4%, LOC Lasalle Bank NA, VRDN (b)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,350	1,350
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,070	3,070
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,585	2,585
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series PZ 47, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,000	9,000
Will County School District #122 Participating VRDN Series PZ 48, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,350	3,350
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.12%, LOC JPMorgan Chase Bank, VRDN (b)	3,030	3,030
		162,141
Indiana - 3.6%
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,160	2,160
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,535	5,535
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,425	2,425
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.02%, LOC JPMorgan Chase Bank, VRDN (b)	$ 8,395	$ 8,395
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 112, 3.02% (Liquidity Facility Deutsche Bank AG) (b)(e)	5,230	5,230
Series DB 114, 3.02% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,355	6,355
Series Merlots B21, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,155	4,155
Series MS 853, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
Series PT 2189, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,000	3,000
Series PT 2296, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,310	5,310
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	1,730	1,730
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,595	6,595
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 3%, LOC Bank of America NA, VRDN (b)	4,100	4,100
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,865	9,865
Purdue Univ. Rev. Series 2004 S, 3.07%, VRDN (b)	2,825	2,825
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,600	6,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,300	5,300
Series 1985 L2, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,300	4,300
Series 1985 L3, 2.48% tender 6/20/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
		88,280
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,365	3,365
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.02% (Liquidity Facility Societe Generale) (b)(e)	$ 3,000	$ 3,000
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	1,805	1,805
		4,805
Kentucky - 0.9%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 2.6%, tender 10/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	2,515	2,515
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 2.38% tender 5/2/05, LOC Fifth Third Bank, Cincinnati, CP mode	5,700	5,700
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 3%, LOC Freddie Mac, VRDN (b)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.2% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,350	1,350
		22,540
Louisiana - 0.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,050	4,050
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 2.43% tender 5/11/05, CP mode	2,100	2,100
		6,150
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	3,000	3,000
Series Putters 546, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,070	1,070
		4,070
Maryland - 0.5%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.75% tender 5/5/05, LOC Wachovia Bank NA, CP mode	940	940
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 3,300	$ 3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 01 825, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Series MS 829, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	1,895	1,895
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	860	860
		11,995
Massachusetts - 0.3%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 3.02% (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
Series 2001 C, 3.07% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000	2,000
		6,200
Michigan - 5.7%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.07%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,495	6,495
Series PT 1844, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,965	3,965
Series PT 2158, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,475	2,475
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001, 3.03% (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Series Merlots 01 A103, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,200	1,200
Series SGB 47, 3.03% (Liquidity Facility Societe Generale) (b)(e)	5,110	5,110
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Putters 200, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,270	1,270
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,665	2,665
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 3.02% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	$ 6,400	$ 6,400
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 3.02%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	6,200	6,200
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series EGL 01 2204, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	17,235	17,235
Series Stars 101, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	1,700	1,700
Series 4, 2.68% 7/21/05, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	3,900	3,900
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN:
Series MS 1005, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	4,975	4,975
Series PT 732, 3.02% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.03%, LOC Standard Fed. Bank, VRDN (b)	2,000	2,000
3.03%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,000	12,000
Michigan Muni. Bond Auth. Rev. RAN (Detroit School District Proj.) 3.75% 3/21/06, LOC JPMorgan Chase Bank	30,000	30,310
Michigan State Univ. Revs. Series 2002 A, 3.05% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	6,500	6,500
Sturgis Pub. School District Participating VRDN Series Putters 728, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	1,000	1,000
Wyandotte City School District Participating VRDN Series PT 1790, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,900	2,900
		139,000
Minnesota - 1.8%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.03% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	4,000	4,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,840	1,840
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	$ 3,100	$ 3,100
Series MS 953, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,500	2,500
Series ROC II 99 4, 3.03% (Liquidity Facility Citibank NA) (b)(e)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. (Gustavus Adolphus College Proj.) 3.02%, LOC Allied Irish Banks PLC, VRDN (b)	8,000	8,000
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9% 5/18/06 (a)	7,400	7,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.05%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.03% (Liquidity Facility Citibank NA) (b)(e)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.03% (Liquidity Facility Citibank NA) (b)(e)	7,080	7,080
		43,135
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	1,100	1,100
Mississippi Gen. Oblig. Bonds 5% 11/1/05	3,000	3,046
		4,146
Missouri - 0.5%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,835	6,835
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,900	3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	2,700	2,700
		13,435
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - 0.2%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 2,000	$ 2,000
Series EGL 04 9, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,560	2,560
		4,560
Nevada - 0.4%
Clark County Gen. Oblig. Participating VRDN Series MS 993, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	4,342	4,342
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,190	4,190
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 3.03% (Liquidity Facility Societe Generale) (b)(e)	2,500	2,500
		11,032
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.02%, LOC Suntrust Bank, VRDN (b)	7,990	7,990
New Jersey - 3.1%
New Jersey Gen. Oblig. Participating VRDN:
Series LB04 L55J, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	27,200	27,200
Series PT 2509, 3.01% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,100	8,100
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,000	16,000
Series PA 614, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,825	3,825
Series PT 2493, 3.02% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,495	7,495
Series PT 747, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,500	3,500
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 1204, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,500	1,500
Series PT 1751, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,000	3,000
Series PT 1940, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series PT 2402, 3.02% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 3,900	$ 3,900
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 3.02% (Liquidity Facility Morgan Stanley) (b)(e)	1,685	1,685
		77,205
New Mexico - 0.5%
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	11,400	11,400
New York - 4.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,345	6,345
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 1098, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000	2,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 04 41 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series PA 1083, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	13,545	13,545
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 3.06% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,800	3,800
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 2.97%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (b)	6,100	6,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15, 3.02% (Liquidity Facility Citibank NA) (b)(e)	25,175	25,175
Series EGL 04 33 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	8,500	8,500
Series EGL 04 36 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	2,400	2,400
Series EGL 04 37 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	2,640	2,640
Series PA 523, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	14,000	14,000
New York State Mtg. Agcy. Rev. Participating VRDN Series PT 343, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,205	3,205
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN:
Series MS 00 368, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	$ 1,460	$ 1,460
Series PT 2090, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,540	3,540
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series PT 2307, 3.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,615	5,615
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.01% (Liquidity Facility Morgan Stanley) (b)(e)	3,760	3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series EGL 03 55, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	6,000	6,000
		118,085
Non State Specific - 0.2%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series Clipper 05 7, 3.11% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 2.95% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,400	1,400
		3,900
North Carolina - 1.2%
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev. (Campbell Univ. Proj.) 3.02%, LOC Branch Banking & Trust Co., VRDN (b)	5,900	5,900
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 3.02%, LOC Wachovia Bank NA, VRDN (b)	7,300	7,300
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN:
Series EGL 720051001, 3.03% (Liquidity Facility Citibank NA) (b)(e)	3,370	3,370
Series PT 2115, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,435	5,435
Orange Wtr. & Swr. Auth. Series 2004 B, 3% (Liquidity Facility Bank of America NA), VRDN (b)	6,500	6,500
		30,505
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - 1.7%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.01%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 3,910	$ 3,910
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 3.09%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,220	6,220
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.02% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	12,600	12,600
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 1996, 3.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	900	900
Series 1997, 3.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,800	2,800
Series 2003 B, 3.02%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
(The College of Mount Saint Joseph Proj.) 3.02%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,060	3,060
Ohio Poll. Cont. Rev. (Sohio Air Proj.) Series 1995, 3.05%, VRDN (b)	1,800	1,800
Stow Gen. Oblig. BAN 3.5% 5/11/06 (a)	5,845	5,884
		42,174
Oklahoma - 0.6%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.02% (AMBAC Insured), VRDN (b)	13,600	13,600
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,500	6,500
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.18% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	4,300	4,300
		10,800
Pennsylvania - 4.9%
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,800	2,800
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.1%, VRDN (b)	5,600	5,600
Allegheny County Port Auth. BAN 3% 6/30/05, LOC PNC Bank NA, Pittsburgh	7,800	7,808
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 3.02% (Liquidity Facility Citibank NA, New York) (b)(e)	$ 1,500	$ 1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.03%, LOC Allied Irish Banks PLC, VRDN (b)	5,000	5,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Middletown Area School District Gen. Oblig. 3.02% (FSA Insured), VRDN (b)	12,000	12,000
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 3.02%, LOC Fleet Nat'l. Bank, VRDN (b)	3,300	3,300
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,110	4,110
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 3.01% (Liquidity Facility Societe Generale) (b)(e)	5,700	5,700
Pennsylvania Higher Edl. Facilities Auth.:
(Student Assoc., Inc. Proj.) Series C, 3.01%, LOC Wachovia Bank NA, VRDN (b)	2,900	2,900
(Washington & Jefferson Dev. Corp. Proj.) Series A, 3.03%, LOC Unicredito Italiano Spa, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,750	2,750
Series Putters 371Z, 3.02% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 3.02% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	1,695	1,695
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04 9, 3.03%, tender 5/6/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	9,900	9,900
Participating VRDN Series 04 29 Class A, 3.02% (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig. Participating VRDN Series MS 01 751, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	$ 5,330	$ 5,330
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 3.01%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	10,800	10,800
		120,293
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New England Proj.) Series 2002 A, 3.05%, LOC Fleet Nat'l. Bank, VRDN (b)	3,400	3,400
South Carolina - 1.5%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Allen Univ. Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Caflin Univ. Proj.) 3%, LOC Bank of America NA, VRDN (b)	9,800	9,800
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 3%, LOC Bank of America NA, VRDN (b)	12,200	12,200
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.05%, LOC Bank of America NA, VRDN (b)	5,550	5,550
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 3.03% (Liquidity Facility Citibank NA) (b)(e)	4,570	4,570
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.65% tender 7/6/05, CP mode	3,200	3,200
		36,520
Tennessee - 2.2%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,200	5,200
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 3%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Clarksville Pub. Bldg. Auth. Rev.:
(Tennessee Muni. Bond Fund Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	4,600	4,600
Series 1994, 3%, LOC Bank of America NA, VRDN (b)	5,800	5,800
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 3%, LOC Freddie Mac, VRDN (b)	$ 7,945	$ 7,945
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3%, LOC Freddie Mac, VRDN (b)	13,425	13,425
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
Sevier County Pub. Bldg. Auth. Rev. Series 6A1, 3.05% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	9,000	9,000
		55,070
Texas - 16.9%
Arlington Gen. Oblig. Participating VRDN Series Putters 760, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,970	2,970
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 517, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Boerne Independent School District Participating VRDN:
Series Putters 626, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	3,200	3,200
Series Putters 752, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,755	1,755
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series PT 2210, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,345	7,345
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,500	2,500
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 3.03% (Liquidity Facility Societe Generale) (b)(e)	4,000	4,000
El Paso Gen. Oblig. Series 2004 B, 2.3% 6/14/05, CP	10,000	10,000
Granbury Independent School District Participating VRDN Series SG 129, 3.02% (Liquidity Facility Societe Generale) (b)(e)	4,815	4,815
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harlandale Independent School District Participating VRDN Series Putters 524, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,720	$ 2,720
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 3.05%, LOC JPMorgan Chase Bank, VRDN (b)	700	700
Harris County Flood District Cont. Ctfs. of Prtn. Series F, 2.25% 8/1/05, LOC Landesbank Hessen-Thuringen, CP	5,480	5,480
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	6,900	6,900
Series MSTC 01 126 Class A, 3.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	26,000	26,000
Series Putters 505, 3.03% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	10,655	10,655
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.05% (MBIA Insured), VRDN (b)	3,400	3,400
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,530	3,530
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.03%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	9,000	9,000
Series SG 03 161, 3.04% (Liquidity Facility Societe Generale) (b)(e)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,495	5,495
Series ROC II 2084, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,505	2,505
Houston Gen. Oblig.:
Participating VRDN:
Series LB 04 L41, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	13,460	13,460
Series PT 969, 3.02% (Liquidity Facility DEPFA BANK PLC) (b)(e)	8,200	8,200
Series ROC II R242, 3.03% (Liquidity Facility Citibank NA) (b)(e)	3,875	3,875
Series 2004 F, 2.5% 8/15/05 (Liquidity Facility DEPFA BANK PLC), CP	3,200	3,200
Series E, 2.45% 7/20/05 (Liquidity Facility Bank of America NA), CP	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (b)	$ 5,650	$ 5,650
Houston Util. Sys. Rev. Participating VRDN:
Series Merlots 04 C37, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	9,140	9,140
Series PT 2243, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,160	7,160
Series Putters 527, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,170	3,170
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 120, 3.02% (Liquidity Facility Societe Generale) (b)(e)	2,000	2,000
Hunt Memorial Hosp. District Rev. Series 1998, 3.05% (FSA Insured), VRDN (b)	4,670	4,670
Katy Independent School District Series 2004 C, 3.01% (Permanent School Fund of Texas Guaranteed), VRDN (b)	7,800	7,800
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	5,743	5,743
Series PT 1818, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,260	4,260
Mansfield Independent School District Participating VRDN Series Putters 704, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,000	2,000
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	1,720	1,720
Northside Independent School District Participating VRDN Series PT 2329, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,640	4,640
Pearland Independent School District Participating VRDN Series SG 106, 3.02% (Liquidity Facility Societe Generale) (b)(e)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,680	1,680
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 3.04%, VRDN (b)	3,150	3,150
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.03% (Liquidity Facility Societe Generale) (b)(e)	7,070	7,070
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	$ 6,630	$ 6,630
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	9,995	9,995
Series SG 101, 3.02% (Liquidity Facility Societe Generale) (b)(e)	2,700	2,700
Series SG 104, 3.02% (Liquidity Facility Societe Generale) (b)(e)	12,250	12,250
Series SG 105, 3.02% (Liquidity Facility Societe Generale) (b)(e)	11,700	11,700
Series Stars 112, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	1,040	1,040
3.07% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 3.04%, tender 5/6/05 (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	5,805	5,805
Series PT 2654, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,390	10,390
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	3,000	3,000
Spring Independent School District Participating VRDN Series MT 82, 3.02% (Liquidity Facility BNP Paribas SA) (b)(e)	5,945	5,945
Sunnyvale School District Participating VRDN Series Putters 619, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	3,615	3,615
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 3.02% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	7,995	7,995
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 0026, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	2,400	2,400
Series LB 04 L61J, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	18,375	18,375
Series LB 04 L62J, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series LB 04 L66, 2.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	$ 3,400	$ 3,400
TRAN 3% 8/31/05	3,800	3,804
Texas Pub. Fin. Auth. Series 2002 A:
2.5% 8/5/05 (Liquidity Facility Texas Gen. Oblig.), CP	8,000	8,000
2.5% 8/12/05 (Liquidity Facility Texas Gen. Oblig.), CP	3,500	3,500
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.02% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 3.05% (Liquidity Facility Societe Generale) (b)(e)	10,000	10,000
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 581, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	3,890	3,890
Series 2002 A, 2.35% 5/2/05 (Liquidity Facility Utmico), CP	10,425	10,425
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	5,150	5,150
		415,422
Utah - 1.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 3.03% (Liquidity Facility Citibank NA, New York) (b)(e)	4,000	4,000
Series MS 00 409, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	1,535	1,535
Series MS 175, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	16,495	16,495
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,345	6,345
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 3.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,155	5,155
		36,020
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 3.02%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - 2.0%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 3.08% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 1,595	$ 1,595
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.08% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	1,300	1,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
2.17% tender 5/10/05, CP mode	4,000	4,000
2.2% tender 5/2/05, CP mode	4,000	4,000
2.2% tender 5/5/05, CP mode	4,000	4,000
2.22% tender 5/13/05, CP mode	1,000	1,000
2.55% tender 6/9/05, CP mode	4,000	4,000
Series 1987, 2.17% tender 5/5/05, CP mode	500	500
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apartments Proj.) 3%, LOC Bank of America NA, VRDN (b)	4,300	4,300
Norfolk Indl. Dev. Auth. Rev. (Children's Hosp. of the King's Daughters, Inc. Proj.) 3%, LOC Wachovia Bank NA, VRDN (b)	4,695	4,695
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.07%, VRDN (b)	17,350	17,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,300	2,300
		49,040
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 781, 3.03% (Liquidity Facility Dresdner Bank AG) (b)(e)	6,400	6,400
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 3.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 3.02% (Liquidity Facility Deutsche Bank AG) (b)(e)	2,765	2,765
Series PT 734, 3.02% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)	7,000	7,000
Series ROC II R152, 3.03% (Liquidity Facility Citibank NA) (b)(e)	2,230	2,230
Series ROC II R3012, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	9,875	9,875
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	$ 5,320	$ 5,320
King County School District #145 Kent Participating VRDN Series PT 2449, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,540	4,540
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,995	2,995
King County Swr. Rev. Participating VRDN Series MS 01 554, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	5,000	5,000
Port of Seattle Rev. Series 2001 A1, 2.5% 8/5/05, LOC Bank of America NA, CP	2,000	2,000
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	3,970	3,970
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.02%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2562, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,935	5,935
Series Putters 509, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,470	5,470
Series Putters 750, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,060	2,060
Series SGA 35, 3.03% (Liquidity Facility Societe Generale) (b)(e)	1,000	1,000
Series SGB 09, 3.03% (Liquidity Facility Societe Generale) (b)(e)	900	900
Series SGB 11, 3.03% (Liquidity Facility Societe Generale) (b)(e)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	3,000	3,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.05%, LOC Bank of America NA, VRDN (b)	2,300	2,300
		98,150
West Virginia - 0.1%
West Virginia Univ. Revs. Participating VRDN Series Putters 698, 3.03% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(e)	2,395	2,395
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - 2.4%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 3.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	$ 2,800	$ 2,800
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.03% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	3,575	3,575
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	2,495	2,495
Series MS 901, 3.03% (Liquidity Facility Morgan Stanley) (b)(e)	5,245	5,245
Series PT 2502, 3.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,045	8,045
Series PT 967, 3.02% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 917, 3.02% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	5,560	5,560
Series Putters 399, 3.03% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,245	3,245
Wisconsin Trans. Rev. Series 1997 A, 2.6% 8/5/05, CP	20,000	20,000
		59,890
	Shares
Other - 0.6%
Fidelity Tax-Free Cash Central Fund, 2.89% (c)(d)	14,986,800	14,987
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $2,387,840)		2,387,840
NET OTHER ASSETS - 2.7%		66,125
NET ASSETS - 100%		$ 2,453,965
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,965,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 2,825
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 1,100
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 3,970
Security	Acquisition Date	Cost (000s)
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	7/16/04	$ 3,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $2,387,840) - See accompanying schedule		$ 2,387,840
Cash		4,534
Receivable for investments sold Regular delivery		36,675
Delayed delivery		4,001
Receivable for fund shares sold		57,381
Interest receivable		12,769
Prepaid expenses		6
Receivable from investment adviser for expense reductions		83
Other receivables		115
Total assets		2,503,404

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,284
Payable for fund shares redeemed	34,752
Distributions payable	113
Accrued management fee	509
Distribution fees payable	316
Other affiliated payables	426
Other payables and accrued expenses	39
Total liabilities		49,439

Net Assets		$ 2,453,965
Net Assets consist of:
Paid in capital		$ 2,453,770
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		197
Net Assets		$ 2,453,965
Daily Money: Net Asset Value, offering price and redemption price per share ($570,734 ÷ 570,312 shares)		$ 1.00

Capital Reserves: Net Asset Value, offering price and redemption price per share ($430,558 ÷ 430,221 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($1,452,673 ÷ 1,452,342 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Interest		$ 21,430

Expenses
Management fee	$ 2,884
Transfer agent fees	2,341
Distribution fees	1,980
Accounting fees and expenses	116
Independent trustees' compensation	6
Custodian fees and expenses	19
Registration fees	308
Audit	23
Legal	3
Miscellaneous	6
Total expenses before reductions	7,686
Expense reductions	(1,393)	6,293
Net investment income		15,137
Net realized gain (loss) on investment securities		(135)
Net increase in net assets resulting from operations		$ 15,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements- continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,137	$ 9,328
Net realized gain (loss)	(135)	443
Net increase in net assets resulting from operations	15,002	9,771
Distributions to shareholders from net investment income	(15,139)	(9,329)
Share transactions - net increase (decrease)	276,266	768,545
Total increase (decrease) in net assets	276,129	768,987

Net Assets
Beginning of period	2,177,836	1,408,849
End of period (including distributions in excess of net investment income of $2 and undistributed net investment income of $124, respectively)	$ 2,453,965	$ 2,177,836

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.005	.005	.010	.026	.034
Distributions from net investment income	(.006)	(.005)	(.005)	(.010)	(.026)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.61%	.47%	.52%	.98%	2.66%	3.47%
Ratios to Average Net AssetsD
Expenses before expense reductions	.75%A	.74%	.74%	.73%	.77%	.77%
Expenses net of voluntary waivers, if any	.70%A	.70%	.70%	.70%	.70%	.69%
Expenses net of all reductions	.63%A	.69%	.68%	.66%	.67%	.69%
Net investment income	1.25%A	.49%	.52%	.98%	2.59%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$ 571	$ 625	$ 544	$ 576	$ 575	$ 467

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.002	.003	.007	.024	.032
Distributions from net investment income	(.005)	(.002)	(.003)	(.007)	(.024)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.49%	.23%	.30%	.72%	2.40%	3.21%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.00%A	.99%	.99%	.98%	1.02%	1.02%
Expenses net of voluntary waivers, if any	.95%A	.94%	.93%	.95%	.95%	.94%
Expenses net of all reductions	.88%A	.93%	.91%	.91%	.92%	.94%
Net investment income	1.00%A	.25%	.29%	.72%	2.33%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 504	$ 369	$ 367	$ 298	$ 221

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.007	.008	.012	.008
Distributions from net investment income	(.007)	(.007)	(.008)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.74%	.73%	.78%	1.21%	.79%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.49%	.49%	.49%	.53%A
Expenses net of voluntary waivers, if any	.45%A	.45%	.45%	.45%	.45%A
Expenses net of all reductions	.38%A	.44%	.43%	.41%	.42%A
Net investment income	1.50%A	.74%	.74%	1.17%	2.05%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,453	$ 1,049	$ 495	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Tax-Exempt Fund (the fund) is a fund of Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 2,387,840

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Note Purchase Agreements. The fund, together with other affiliated funds, had entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $3,300 of notes with a fixed coupon of 1.95% and maturing on August 31, 2005.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated.

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2005, effectively terminating any obligation of the fund to purchase the notes. At period end, the fund had no obligation to purchase any notes.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	.00%	.25%	$ 756	$ 52
Capital Reserves Class	.25%	.25%	1,224	193
			$ 1,980	$ 245

Sales Load. FDC, receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained no sales load from Daily Money Class.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of its month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 607
Capital Reserves Class	498
Fidelity Tax-Free Money Market Fund	1,236
$ 2,341

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $168 for the period.

4. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Daily Money Class	.70%	$ 148
Capital Reserves Class	.95%	131
Fidelity Tax-Free Money Market Fund	.45%	298

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Expense Reductions - continued

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $19 and $108, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Daily Money Class	180
Capital Reserves Class	146
Fidelity Tax-Free Money Market Fund	363

5. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
From net investment income
Daily Money	$ 3,689	$ 2,634
Capital Reserves	2,373	1,042
Fidelity Tax-Free Money Market Fund	9,077	5,653
Total	$ 15,139	$ 9,329

Semiannual Report

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2005	Year ended October 31, 2004
Daily Money Shares sold	1,538,875	2,074,164
Reinvestment of distributions	3,388	2,423
Shares redeemed	(1,596,625)	(1,995,886)
Net increase (decrease)	(54,362)	80,701
Capital Reserve Shares sold	1,113,722	1,984,368
Reinvestment of distributions	2,292	965
Shares redeemed	(1,189,037)	(1,851,078)
Net increase (decrease)	(73,023)	134,255
Fidelity Tax-Free Money Market Fund Shares sold	2,874,520	3,007,673
Reinvestment of distributions	8,954	5,599
Shares redeemed	(2,479,823)	(2,459,683)
Net increase (decrease)	403,651	553,589

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

TFM-USAN-0605
1.784918.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 23, 2005